Stockholders' Equity (Tables)	12 Months Ended
Dec. 26, 2020
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The components of accumulated other comprehensive loss at December 26, 2020 and December 28, 2019, are as follows:

(In thousands)	12/26/2020	12/28/2019
Foreign currency adjustment	$(1,254)	$(1,496)
Interest rate swap agreements, net of tax	(145)	(42)
Total accumulated other comprehensive loss	$(1,399)	$(1,538)

Schedule of computation of basic and diluted net income (loss) per share
The computation of basic and diluted net income per share for the year ended December 26, 2020, the Transition Period, and years ended April 30, 2019 and April 30, 2018 is as follows:

12/26/2020
(In thousands, except for share and per share amounts)	Common stock
Basic net income per share:
Numerator
Net income from continuing operations attributable to Franchise Group	$20,645
Less: Preferred dividend declared	755
Net income from continuing operations attributable to Franchise Group common stockholders	19,890
Net income from discontinued operations attributable to Franchise Group	4,419
Net income available to Common Stockholders	$24,309
Denominator
Weighted-average common shares outstanding	34,531,362
Basic net income per share:
Continuing operations	$0.57
Discontinued operations	0.13
Basic net income per share	$0.70

Diluted net income per share:
Numerator
Net income from continuing operations attributable to Franchise Group common stockholders	$19,890
Net income from discontinued operations attributable to Franchise Group	4,419
Net income available to Common Stockholders	$24,309
Denominator
Number of shares used in basic computation	34,531,362
Weighted-average effect of dilutive securities
Employee stock options and restricted stock units	440,573
Weighted-average dilutive shares outstanding	34,971,935
Diluted net income per share:
Continuing operations	$0.57
Discontinued operations	0.13
Diluted net income per share	$0.70

12/28/2019
(In thousands, except for share and per share amounts)	Common stock
Basic and diluted net loss per share
Numerator
Net (loss) from continuing operations attributable to Franchise Group common stockholders	$(22,614)
Net (loss) from discontinued operations attributable to Franchise Group	(45,813)
Net (loss) attributable to common stockholders	$(68,427)
Denominator
Weighted-average common shares outstanding	16,669,065

Basic and diluted net (loss) per share:
Continuing operations	$(1.35)
Discontinued operations	(2.76)
Basic and diluted net (loss) per share	$(4.11)

4/30/2019
(In thousands, except for share and per share amounts)	Common stock
Basic and diluted net loss per share:
Numerator
Net (loss) from continuing operations attributable to Franchise Group common stockholders	$—
Net (loss) from discontinued operations attributable to Franchise Group	(2,156)
Net loss attributable to common stockholders	(2,156)
Denominator
Weighted-average common shares outstanding	13,800,884

Basic and diluted net (loss) per share:
Continuing operations	$—
Discontinued operations	(0.16)
Basic and diluted net (loss) per share	$(0.16)

	4/30/2018
(In thousands, except for share and per share amounts)	Class A common stock	Class B common stock
Basic net income per share:
Numerator
Allocation of undistributed income	$133	$2
Amounts allocated to participating securities:
Exchangeable shares	(10)	—
Net income attributable to common stockholders	123	2

Net income from continuing operations attributable to Franchise Group common stockholders	$—	$—
Net income from discontinued operations attributable to Franchise Group	123	2
Net income available to Common Stockholders	$123	$2
Denominator
Weighted-average common shares outstanding	12,728,762	200,000
Basic net income per share:
Continuing operations	$—	$—
Discontinued operations	0.01	0.01
Basic net income per share	$0.01	$0.01

Diluted net income per share:
Numerator
Allocation of undistributed earnings for basic computation	$123	$2
Reallocation of undistributed earnings as a result of assumed conversion of:
Class B common stock to Class A common stock	2	—
Exchangeable shares to Class A common stock	10	—
Net income attributable to stockholders	$135	$2

Net income from continuing operations attributable to Franchise Group common stockholders	$—	$—
Net income from discontinued operations attributable to Franchise Group	135	2
Net income available to Common Stockholders	$135	$2
Denominator
Number of shares used in basic computation	12,728,762	200,000
Weighted-average effect of dilutive securities:
Class B common stock to Class A common stock	200,000	—
Exchangeable shares to Class A common stock	1,000,000	—
Employee stock options and restricted stock units	48,986	703
Weighted-average diluted shares outstanding	13,977,748	200,703
Diluted net income per share:
Continuing operations	$—	$—
Discontinued operations	0.01	0.01
Diluted net income per share	$0.01	$0.01